Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$—	$345	$(8,463)
State	1,100	650	275
Total current income tax expense (benefit)	$1,100	$995	$(8,188)
Deferred:
Federal	$1,508	$(248)	$(1,035)
State	237	98	18
Total deferred income tax benefit	$1,745	$(150)	$(1,017)
Total income tax expense (benefit) from continuing operations (1)	$2,845	$845	$(9,205)

(1)	Our discontinued operations had no income tax benefit or expense in any period presented.

Deferred Tax Assets And Liabilities

	December 31,
	2014	2013
Deferred tax assets:
Current:
Other current assets	$262	$297
Other	8	8
Total current deferred tax asset	270	305
Net operating loss carryforwards	9,048	7,784
Total long-term deferred tax asset	9,048	7,784
Valuation allowances	(737)	(660)
Total deferred tax assets	$8,581	$7,429
Deferred tax liabilities:
Current:
Other	$(871)	$(785)
Long-term:
Fixed assets	(4,335)	(4,441)
Intangible assets	(14,419)	(11,503)
Total long-term liability	(18,754)	(15,944)
Total deferred tax liabilities	$(19,625)	$(16,729)
Total net deferred tax liability	$(11,044)	$(9,300)

Federal Statutory Income Tax Rate To Income Before Income Taxes

	Year Ended December 31,
	2014	2013	2012
Income from continuing operations before income taxes	$109,047	$84,849	$88,132
Partnership income not subject to tax	(104,751)	(85,567)	(90,815)
Income (loss) subject to income taxes	$4,296	$(718)	$(2,683)
Tax expense (benefit) at federal statutory rate	$1,504	$(251)	$(939)
State income taxes, net of federal tax	992	660	460
Effects of unrecognized tax positions, federal and state	—	—	(8,205)
Return to provision, federal and state	(232)	88	(166)
Other	581	348	(355)
Income tax expense (benefit)	$2,845	$845	$(9,205)
Effective tax rate on income from continuing operations before income taxes (1)	3%	1%	N/A

(1)
Income tax expense is related to taxable income generated by our corporate subsidiaries and Texas Margin Tax. Due to the income tax benefit in 2012, the effective tax rate as a percentage of our total income from continuing operations before income taxes is not meaningful for those periods.